Liquidity - Group Liquidity and Net Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Group Liquidity
Cash and cash equivalents	€ 9,008	€ 8,898	€ 5,311	€ 5,314
Change in cash and cash equivalents over prior period	109	3,587	€ (4)
Current time deposits and debt securities	686	2,632
Change in current time deposits and debt securities over prior period	(1,946)
Group liquidity	9,694	11,530
Change in group liquidity over prior period	(1,837)
Current financial debt	(3,986)	(3,755)
Change in current financial debt over prior period	(230)
Non-current financial debt	(7,778)	(9,338)
Change in non-current financial debt over prior period	1,560
Financial debt	(11,764)	(13,094)
Change in financial debt over prior period	1,330
Net debt	(2,070)	€ (1,563)
Change in net debt over prior period	€ (507)